RoyCap convertible debenture (Narrative) (Details) - RoyCap convertible debenture [Member] $ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Nov. 12, 2021 CAD ($)	Apr. 28, 2021 CAD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($)	Nov. 12, 2021 USD ($)	Nov. 12, 2021 CAD ($)
Statement Line Items [Line Items]
Maturity date		Apr. 28, 2024
Net derivative liability			$ 1.4
Payment redemption premium			The RoyCap Convertible Debenture is redeemable at the Company’s option to prepay the principal amount subject to payment of a redemption premium of 30% during the first year, 20% during the second year, and 10% during the third year prior to maturity (the “Redemption Option”), is retractable at RoyCap’s option at a cumulative $0.3 million CAD per month starting in the second month from inception where the Company may settle the retraction amount through either cash or issuance of the Company’s common shares determined by dividing 95% of the 20 day volume weighted average price of the Company’s common shares (the “Retraction Option”), and convertible at RoyCap’s option into the Company’s common shares at a conversion price of $3.35 CAD (the “Conversion Option”).
Consolidated statements of loss and comprehensive loss			$ 0.2
Convertible debenture of common shares | shares			798,579
Canadian Dollar [Member]
Statement Line Items [Line Items]
Debentures issued		$ 12,500				$ 6,300
Percentage of interest payable		8.00%
Net derivative liability					$ 2.1
Converted outstanding						$ 17,900
Reduced convertible debenture amount				$ 900
Canadian Dollar [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Conversion price	1.48
Cumulative amount per month	$ 300
Canadian Dollar [Member] | Top of range [member]
Statement Line Items [Line Items]
Conversion price	3.35
Cumulative amount per month	$ 450